Joint Arrangements - Husky - CNOOC Madura Ltd and Duvernay Energy Corporation (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Results of Operations
Revenue	[1]	$ 54,277	$ 52,204
Expenses		6,841	6,352
Net Earnings (Loss)		3,142	4,109
Balance Sheets
Current assets		10,434	9,708
Current Liabilities		7,362	6,210
Cash and Cash Equivalents		3,093	2,227	$ 4,524
Husky-CNOOC Madura Ltd.
Results of Operations
Revenue		736	615
Expenses		605	545
Net Earnings (Loss)		131	70
Balance Sheets
Current assets		441	334
Non-Current Assets		1,594	1,751
Current Liabilities		188	140
Non-Current Liabilities		1,046	1,188
Net Assets		801	757
Cash and Cash Equivalents		$ 108	$ 111

[1]	(1)Revised presentation as of January 1, 2024. See Note 4.